Other assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other assets
31	Other assets

	Prepayment for exclusive use right of an airport terminal	Software	Leasehold improvement	Others	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At January 1, 2016	240	247	118	283	888
Additions	—	4	5	268	277
Transferred from construction in progress (Note 21)	—	91	36	1	128
Disposals	—	(2)	—	(26)	(28)
Amortization for the year	(10)	(85)	(40)	(122)	(257)

At December 31, 2016	230	255	119	404	1,008

At January 1, 2017	230	255	119	404	1,008
Additions	—	33	44	402	479
Acquisitions through business combinations	—	2	—	—	2
Transferred from construction in progress (Note 21)	—	142	56	13	211
Disposals	—	(4)	—	(20)	(24)
Amortization for the year	(10)	(112)	(38)	(122)	(282)

At December 31, 2017	220	316	181	677	1,394

Representing:

		2017	2016
	Note	RMB million	RMB million
Amount due from related parties	41(a) & 50(c)	160	—
Amount due from third parties and others		1,234	1,008

		1,394	1,008